Supplementary Data - Reserves of Oil and Gas (unaudited): Capitalized Costs Relating to Oil and Gas Producing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Capitalized Costs Relating to Oil and Gas Producing Activities

	Australia	U.S.	TOTAL
Unproved properties (not being amortized)	$9,666,013	$1,878	$9,667,891
Proved properties (being amortized)	554,027	2,500	556,527
Total Capitalized Costs	10,220,040	4,378	10,224,418

Accumulated depletion	(232,643)	(2,444)	(235,087)

Net Capitalized Costs	$9,987,397	$1,934	$9,989,331